Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 8. Subsequent Events

On May 25, 2019, the Company is in the formative stages of developing a direct industrial hemp cultivation operation, a program to manage the cultivation of industrial hemp and a program to manufacture and market various types of hemp infused edibles and other products. The Company plans to strictly adhere to all rules and regulations of the 2018 Farm Bill and to strictly adhere to all state and local laws and regulations.

On May 25, 2019, Mr. Arman Tabatabaei was appointed by the board of directors as the Company’s President, Chief Executive Officer, Chief Financial Officer, Treasurer and Secretary. Mr. Tabatabaei is qualified to serve in these positions as a result of his extensive business experience and education and his additional experiences, as outlined below. On May 25, 2019, the Company announced Mr. Garry McHenry, who held the positions of President, Chief Executive Officer, Chief Financial Officer and Director, resigned from the board of directors. There were no disagreements with Mr. McHenry causing this action.

On May 25, 2019, The Company announced Mr. Arman Tabatabaei (Age 37), was appointed to the board of directors and named as Chairman and CEO. Mr. Tabatabaei is a founder and Chairman of Cannabis Global, Inc. Mr. Tabatabaei has served as president of Pacific Pro Financial Services, Inc. for the last 5 years. Pacific Pro is a company that provides commercial and private lending services. With over 15 years of management and operations experience, he has earned a strong reputation for a numbers-based analytical approach to the management of organizations. An expert at data collection and analysis relative to resource management, risk forecasting and profit and loss management, he has made significant progress in revamping operations of several companies over the past five years. Most recently, Mr. Tabatabaei has consulted with Cannabis Strategic Ventures (OTCQB:NUGS) on various growth initiatives relative to both cannabis cultivation and the organization of new hemp-related retail operations. At Sugarmade, Inc., (OTCQB:SGMD) he has been instrumental in revamping various operations relative to the Company’s hydroponic growth supplies initiatives.

On May 25, 2019, the Company announced Mr. Robert Hymers (Age 35), was elected to the board of directors. Mr. Hymers is a founder and Director of Cannabis Global. Inc. He has significant experience in the cannabis sector and as a financial executive and consultant. Mr. Hymers is the Managing Partner of Pinnacle Tax Services for the previous five years in Los Angeles and was previously Chief Financial Officer and Director of Marijuana Company of America, Inc. (OTC: MCOA) where he has served for the several years as well. He currently serves as a member of the Strategic Advisory Board at MassRoots, Inc., as a consultant for Cannabis Strategic Ventures, Inc. (OTC: NUGS) and Sugarmade Inc. (OTC: SGMD), with significant experience in matters concerning tax accounting, auditing, SEC reporting, mergers and acquisitions, and corporate finance. Mr. Hymers holds a Masters of Science in Taxation and a Bachelor’s of Science in Accountancy, in addition to a CPA license. Robert also has specific tax audit experience by way of employment at Ernst & Young (E&Y) where he worked in the firm’s core assurance practice performing audits of publicly and privately held companies, specifically in the real estate industry. Mr. Hymers subsequently transferred to the E&Y's tax practice, where he specialized in providing tax services to clients in the real estate industry. Mr. Hymers specializes in partnership taxation. In addition, He has a broad range of experience, including ASC 740 tax provision audits, FIN 48 compliance, REIT compliance, preparation of 1120, 1065, and 1120S returns, multi-state tax compliance and international tax consulting. He was also a member of E&Y’s National Tax Group (FSO) for several years, which services private equity firms, hedge funds and banks. Previously he was also the VP of Finance and Accounting of Everlert's wholly owned subsidiary, Totalpost Services, Inc., located in Monrovia, California and was CFO of Global Hemp Group, Inc. (OTCQB: GBHPF).

On May 25, 2019, the Company announced Mr. Edward Manolos (Age 45), was elected to the board of directors. Mr. Manolos is one of the founders and Directors of Cannabis Global, Inc. and is an accomplished pioneer in California’s Medical Marijuana industry. In 2004, he opened the very first Medical Marijuana Dispensary in Los Angeles County under the name CMCA. He has managed and operated over thirty-five dispensaries from Los Angeles to San Jose including twenty in Los Angeles Pre-ICO/Proposition D. He is also credited with starting Los Angeles’ first Medical Marijuana farmers market referred to as “The California Heritage Farmer’s Market,” which attracted local and international media attention and was the first of its kind. He is currently a member of the board of directors of Marijuana Company of America (OTCQB: MCOA). In 2016, Mr. Manolos was appointed to the advisory board of Marijuana Company of America and Cannabis Strategic Ventures (OTCQB: NUGS) and was tasked with identifying and structuring strategic partnerships and driving product development.

On May 25, 2019, the Company announced Dan Nguyen (Age 45), was elected as a director of the Company. Mr. Nguyen has been employed for the last 5 years with Thermalfishsher Scintefic, Inc. as an equipment product specialist.

Note 9. Subsequent Events

In September 2018, the Company issued a $10,355 in additional notes payable to an entity related to the legal custodian of the Company. The notes payable bear interest at an annual rate of 10% and are payable on demand.